Basic and Diluted Net Income Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Basic Net Income Per Share of Class A and Class B Common Stock
The following table sets forth (in thousands) the computation of net income attributable to the Company used to compute basic net income per share of Class A and Class B common stock for the three months ended March 31, 2025.

(in thousands)	Three Months Ended March 31, 2025

Numerator:

Net income	$9,273

Less net income (loss) attributable to non-controlling interests	(175)

Net income attributable to Guardian Pharmacy Services, Inc.	$9,448

The following table sets forth (in thousands) the computation of net income (loss) attributable to the Company used to compute basic net income (loss) per share of Class A and Class B common stock for the year ended December 31, 2024.

(in thousands)	Year Ended December 31, 2024

Numerator:

Net income (loss)	$(71,033)

Less: Net income attributable to Guardian Pharmacy, LLC prior to the Corporate Reorganization	22,760

Less: Net income attributable to noncontrolling interests	16,254

Net income (loss) attributable to Guardian Pharmacy Services, Inc.	$(110,047)

Summary of Basic and Diluted Net Income Per Share of Class A and Class B Common Stock
The following table sets forth the computation of basic and diluted net income per share of Class A and Class B common stock (in thousands, except share amounts, and per share amounts):

	Three Months Ended March 31, 2025
	Class A	Class B

Basic net income per share attributable to common stockholders

Numerator:

Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$1,490	$7,958

Denominator:

Weighted average number of shares of Class A and Class B common stock outstanding	9,787,073	52,256,238

Basic net income per share attributable to common stockholders	$0.15	$0.15

Diluted net income per share attributable to common stockholders

Numerator:

Allocation of net income attributable to Guardian Pharmacy Services, Inc.	$1,490	$7,958

Denominator:

Number of shares used in basic computation	9,787,073	52,256,238

Dilutive Restricted Stock Units and Class A and B Common Stock	137,361	733,405

Weighted average shares of Class A and Class B common stock outstanding used to calculate diluted net income per share	9,924,434	52,989,643

Diluted net income per share attributable to common stockholders	$0.15	$0.15

The following table sets forth the computation of basic and diluted net income per share of Class A and Class B common stock (in thousands, except share amounts, and per share amounts):

	Year Ended December 31, 2024
	Class A	Class B

Basic net income (loss) per share attributable to common stockholders

Numerator:

Allocation of net income (loss) attributable to Guardian Pharmacy Inc.	$(16,261)	$(93,786)

Denominator:

Weighted average number of shares of Class A and Class B common stock outstanding	9,162,500	52,843,311

Basic net income (loss) per share attributable to common stockholders	$(1.77)	$(1.77)

Diluted net income (loss) per share attributable to common stockholders

Numerator:

Allocation of net income (loss) attributable to Guardian Pharmacy Inc.	$(16,261)	$(93,786)

Denominator:

Number of shares used in basic computation	9,162,500	52,843,311

Dilutive Restricted Stock Units and Class B Common Stock	—	—

Weighted average shares of Class A and Class B common stock outstanding used to calculate diluted net income (loss) per share	9,162,500	52,843,311

Diluted net income (loss) per share attributable to common stockholders	$(1.77)	$(1.77)

Summary of Diluted Shares Outstanding as the Effect would have been Anti-Dilutive
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Year Ended December, 31 2024
	Class A	Class B

Anti-dilutive unvested Restricted Stock Units and Class B Common Stock	99,892	576,113

Total anti-dilutive securities	99,892	576,113